TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
In respect of:
Net operating loss carry forward	$ 45,153	$ 43,113
Research and development expenses	4,397	4,337
Other	240	462
Less - valuation allowance	$ (49,790)	(47,912)	$ (44,694)	$ (45,308)
Net deferred tax assets